Note 10 - Employee Benefit Plans (Details) - Weighted Average Assumptions and Fair Values for Stock-based Compensation Grants - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Stock option awards:
Risk-free interest rate	1.70%	0.80%	1.00%
Expected volatility	58.00%	72.00%	70.00%
Average expected term (in years)	5 years	5 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of (in Dollars per share)	$ 0.97	$ 1.36	$ 1.14
Employee Stock Purchase Plan [Member]
Stock option awards:
Risk-free interest rate	0.30%	0.10%	0.20%
Expected volatility	72.00%	51.00%	61.00%
Average expected term (in years)	1 year	1 year	1 year
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of (in Dollars per share)	$ 0.28	$ 0.55	$ 0.77